Fair Value Measurements (Details) - Schedule of embedded derivative liabilities - Embedded Derivative Financial Instruments [Member] $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Fair Value Measurements (Details) - Schedule of embedded derivative liabilities [Line Items]
Opening balance
Recognition of embedded derivative liabilities	4,406
Change in fair value	(4,406)
Ending balance